UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21891
                                                     ---------

                               Cheswold Lane Funds
                               -------------------
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)


                              Colleen Quinn Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2006

ITEM 1.  REPORT TO STOCKHOLDERS.

                                  CHESWOLD LANE
                                      FUNDS


 [LOGO]



                                  ANNUAL REPORT


                                DECEMBER 31, 2006

                  CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                Table of Contents
                                DECEMBER 31, 2006


        Letter to Shareholders                                          1
        Performance Summary                                             2
        Investments by Industry                                         3
        Schedule of Investments                                         4
        Financial Statements                                            9
        Financial Highlights                                           12
        Notes to the Financial Statements                              13
        Report of Independent Registered Public Accounting Firm        18
        Expense Example                                                19
        Trustee and Officer Information                                20
        Other Information                                              22



This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.










EXCEPT FOR HISTORICAL INFORMATION, THE MATTERS DISCUSSED IN THIS REPORT MAY CONSTITUTE FORWARD-LOOKING STATEMENTS. THESE INCLUDE ANY PREDICTIONS, ASSESSMENTS, ANALYSIS OR OUTLOOKS FOR INDIVIDUAL SECURITIES,INDUSTRIES, MARKET SECTORS AND/OR MARKETS. THESE STATEMENTS INVOLVE RISKS AND UNCERTAINTIES. IN ADDITION TO THE GENERAL RISKS DESCRIBED FOR THE FUND IN THE CURRENT PROSPECTUS, OTHER FACTORS BEARING ON THESE STATEMENTS INCLUDE THE ACCURACY OF THE ADVISER'S FORECASTS AND PREDICTIONS, AND THE APPROPRIATENESS OF THE INVESTMENT PROGRAMS DESIGNED BY THE ADVISER TO IMPLEMENT ITS STRATEGIES EFFICIENTLY AND EFFECTIVELY. ANY ONE OR MORE OF THESE FACTORS, AS WELL AS OTHER RISKS AFFECTING THE SECURITIES MARKETS AND INVESTMENT INSTRUMENTS GENERALLY, COULD CAUSE THE ACTUAL RESULTS OF THE FUND TO DIFFER MATERIALLY AS COMPARED TO APPLICABLE BENCHMARKS.

1



Dear Fellow Shareholders,

Thank you for your continued support of the Cheswold Lane International High Dividend Fund.

Cheswold Lane Funds launched the Cheswold Lane International High Dividend Fund in late June 2006 with approximately $17 million. As of December 31, 2006, the Fund's assets grew to over $25 million. This growth was achieved by attracting new clients as well as significant market appreciation of the portfolio. The total return generated by the Fund since its inception was 18.68%.

Turning to 2007, our investment outlook remains constructive, especially on continental Europe. The positives in Europe remain - strong economic growth, excellent profit margins, attractive valuations and increased M&A activity. The German economy, Europe's largest, appears to have turned; fueled by improved consumer confidence, low interest rates, moderate inflation and accelerating construction and manufacturing sectors. The combination of high unemployment and significant labor work-rule changes have kept wage inflation modest and allowed productivity improvements to flow to European corporations' bottom lines. While clearly lagging their US counterparts, European companies have accelerated their plans for productivity improvement, outsourcing and restructuring.

With respect to Japan, 2006 should be characterized as another year of disappointment. In hindsight, economic and market expectations were clearly ahead of themselves in the 2nd half of 2005. Reality set in during the 1st half of 2006, as the Japanese economy failed to accelerate to the level required for most Japanese firms to meet or exceed the market's earnings expectations. The Japanese domestic economy remains sluggish while the exporters' outlook is mixed. Our assumption for the Japanese market's 2007 earnings growth is 5-6%, which is slower than 2006, due to the impact of the decelerating global economy. We expect the autos, pharmaceuticals, and regional banks, segments of the market where Cheswold Lane's portfolio has significant exposure, to exceed the growth rate of the market. Valuation multiples in Japan are neutral, neither cheap nor excessive, in our opinion. We expect that the direction will be swayed by inflation expectations, the Bank of Japan's monetary policy as well as the degree of deceleration in the global economies; a hard or soft landing.

Thank you again for the trust you have bestowed upon us in choosing the Cheswold Lane International High Dividend Fund. We encourage you to visit the Fund's website www.cheswoldlanefunds.com and the advisor's website www.cheswoldlane.com for more detailed information regarding our investment strategy. As always, we welcome your comments and questions at info@cheswoldlane.com.


Sincerely,

Eric Scharpf
President of Cheswold Lane Funds

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                         Performance Summary (Unaudited)

                Comparison of a Hypothetical $500,000 Investment
             In the Cheswold Lane International High Dividend Fund
                           and the MSCI EAFE(R) Index*




                       From 6/29/2006** through 12/31/06


                       CLIDX                    MSCI
                                                EAFE

   6/29/2006          500,000                  500,000

   7/31/2006          525,000                  523,053

   8/31/2006          534,667                  537,435

   9/30/2006          532,000                  538,226

  10/31/2006          553,000                  559,202

  11/30/2006          576,333                  575,913

  12/31/2006          593,379                  593,991



                                  Total Returns
                     For the periods ended December 31, 2006


                                                         Cumulative **
                                                      6/29/06 to 12/31/06
                                                      -------------------

  Cheswold Lane International High Dividend Fund            18.68%
  MSCI EAFE(R) Index                                        18.80%


* The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2006 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany,Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

** Commencement of operations for the Cheswold Lane International High Dividend Fund was June 29, 2006.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. To receive current performance to the most recent month end, please call 1-800-771-4701.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See the accompanying investments by industry schedule for the percentage of the Fund's portfolio represented by the industries mentioned in this report. Portfolio holdings will change due to ongoing management of the Fund.

                 Cheswold Lane International High Dividend Fund
                       Investments by Industry (Unaudited)
                   (As a Percentage of Long-term Investments)
                                December 31, 2006




Agriculture                                                                3.5%
Auto Manufacturers                                                         3.1
Auto Parts & Equipment                                                     1.1
Banks                                                                     19.2
Beverages                                                                  1.4
Chemicals                                                                  0.8
Diversified Financial Services                                             4.6
Electric                                                                   6.0
Engineering & Construction                                                 1.1
Food                                                                       3.6
Gas                                                                        2.3
Hand/Machine Tools                                                         0.8
Home Builders                                                              2.5
Home Furnishings                                                           1.0
Household Products / Wares                                                 2.7
Insurance                                                                  4.0
Machinery Diversified                                                      0.7
Media                                                                      1.0
Mining                                                                     2.4
Oil & Gas                                                                 12.1
Pharmaceuticals                                                            7.8
Retail                                                                     1.3
Telecommunications                                                        17.0
                                                                        ------
Total                                                                    100.0%
                                                                        ======

                See accompanying notes to financial statements.

                 Cheswold Lane International High Dividend Fund
                             Schedule of Investments
                                December 31, 2006


  Number
 of Shares                                                                           Value
-----------                                                                         -------

            COMMON STOCKS                                        92.2%

            CONSUMER DISCRETIONARY                                9.2%
  10,200    Barratt Developments PLC                                            $   246,647
   5,200    Compagnie Financiere Richemont AG                                       302,996
  10,000    Honda Motor Co., Ltd.                                                   394,941
  12,000    Matsushita Electric Industrial Co., Ltd.                                239,486
  28,000    Nissan Motor Co., Ltd.                                                  337,162
  11,655    Persimmon PLC                                                           348,237
   5,800    Vivendi                                                                 226,702
  45,000    The Yokohama Rubber Co.,Ltd.                                            271,501
                                                                                -----------
                                                                                  2,367,672
                                                                                -----------
            CONSUMER STAPLES                                     10.3%
   6,500    Altadis SA                                                              340,209
  17,480    British American Tobacco PLC                                            489,083
   7,000    Heineken NV                                                             332,929
   5,000    Henkel KGaA                                                             648,142
   8,370    Orkla ASA                                                               473,860
  13,866    Unilever NV                                                             378,887
                                                                                -----------
                                                                                  2,663,110
                                                                                -----------
            ENERGY                                               11.1%
  79,000    BP PLC                                                                  877,812
  14,750    Neste Oil OYJ                                                           448,409
  17,400    Norsk Hydro ASA                                                         539,983
  20,850    Statoil ASA                                                             552,583
   6,280    TOTAL SA                                                                453,042
                                                                                -----------
                                                                                  2,871,829
                                                                                -----------
            FINANCIALS                                           25.7%
  23,790    Aegon NV                                                                453,472
  34,800    Banco Bilbao Vizcaya Argentaria SA                                      837,901
  31,750    Barclays PLC                                                            453,811
   4,700    BNP Paribas                                                             512,778
  28,000    Cattles PLC                                                             240,812
   9,640    Credit Suisse Group                                                     674,444
   4,835    Deutsche Bank AG                                                        646,794
  35,200    DnB NOR ASA                                                             499,615
  32,000    Mitsui Trust Holdings, Inc.                                             367,312
 145,830    Old Mutual PLC                                                          497,540
   1,942    Societe Generale                                                        329,670
   4,500    Takefuji Corp.                                                          178,102
  63,000    The Bank of Fukuoka, Ltd.                                               459,510
  24,900    Westpac Banking Corp.                                                   476,431
                                                                                -----------
                                                                                  6,628,192
                                                                                -----------



                 See accompanying notes to financial statements

                 Cheswold Lane International High Dividend Fund
                       Schedule of Investments (continued)
                                December 31, 2006


  Number
 of Shares                                                                           Value
-----------                                                                         -------

            HEALTHCARE                                            7.2%
   3,935    Altana AG                                                           $   244,136
   2,800    AstraZeneca PLC                                                         150,436
   6,000    Eisai Co., Ltd.                                                         329,734
  16,000    GlaxoSmithKline plc                                                     421,044
   6,100    Takeda Pharmaceutical Co., Ltd                                          418,781
  22,000    Tanabe Seiyaku Co., Ltd.                                                287,467
                                                                                -----------
                                                                                  1,851,598
                                                                                -----------

            INDUSTRIALS                                           2.4%
  87,500    Cheung Kong Infrastructure Holdings,Ltd.                                271,669
  19,000    Kubota Corp.                                                            175,942
   6,000    Makita Corp.                                                            184,026
                                                                                -----------
                                                                                    631,637
                                                                                -----------

            INFORMATION TECHNOLOGY                                2.9%
  36,500    Nokia OYJ                                                               745,852
                                                                                -----------

            MATERIALS                                             2.9%
  19,800    BHP Billiton Limited                                                    395,415
   7,269    Johnson Matthey PLC                                                     200,537
  13,000    Sumitomo Metal Mining Co., Ltd.                                         166,808
                                                                                -----------
                                                                                    762,760
                                                                                -----------
            TELECOMMUNICATIONS                                   12.8%
  27,200    France Telecom SA                                                       752,214
  39,885    Tele2 AB - B Shares                                                     582,607
  53,227    Telecom Corporation of New Zealand, Ltd.                                182,255
 125,000    Telecom Italia S.p.A.                                                   377,863
  29,140    Telenor ASA                                                             547,964
 310,000    Vodafone Group PLC                                                      858,869
                                                                                -----------
                                                                                  3,301,772
                                                                                -----------
            UTILITIES                                             7.7%
  77,445    Centrica PLC                                                            537,549
   2,787    E.ON AG                                                                 378,308
  76,000    Hong Kong Electric Holdings                                             372,266
   6,240    RWE AG                                                                  687,796
                                                                                -----------
                                                                                  1,975,919
                                                                                -----------

            TOTAL COMMON STOCKS (Cost $20,911,748)                               23,800,341
                                                                                -----------



                 See accompanying notes to financial statements

                 Cheswold Lane International High Dividend Fund
                       Schedule of Investments (continued)
                                December 31, 2006


 Principal
   Value
 ---------

            SHORT-TERM INVESTMENTS                                6.0%

            VARIABLE RATE DEMAND DEPOSIT                          6.0%
$1,556,035  UMB Bank Money Market Fiduciary, 3.68%*                             $  1,556,035
                                                                                ------------


            TOTAL SHORT-TERM INVESTMENTS (Cost $1,556,035)                         1,556,035
                                                                                ------------


            TOTAL INVESTMENTS (Cost $22,467,783)                 98.2%            25,356,376

            Other Assets Less Liabilities                         1.8%               471,397
                                                                                ------------

            NET ASSETS                                          100.0%           $25,827,773
                                                                                ============


* Indicates yield as of December 31, 2006.









                 See accompanying notes to financial statements

                 Cheswold Lane International High Dividend Fund
                             Schedule of Investments
                                December 31, 2006



-------------------------------------------------------------------------------------------------------------------
                    FORWARD CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------



                                     Contract Amount
                                     ---------------                            Currency          Unrealized
   Settlement Date          Receive                   Deliver                    Value           Gain / (Loss)
-------------------------------------------------------------------------------------------------------------------
   January 2, 2007          175,000       EUR        $230,038        USD       $231,008              $970
   January 3, 2007          145,283       EUR         191,396        USD        191,780               384
   January 3, 2007           57,372       GBP         112,391        USD        112,332               (59)
-------------------------------------------------------------------------------------------------------------------
        Total                                                                                      $1,295
                                                                                              =====================


                 Cheswold Lane International High Dividend Fund
                             Investments by Country
                   (As a Percentage of Long-term Investments)
                                December 31, 2006



Australia                                                           3.7%
Finland                                                             5.0
France                                                              9.6
Germany                                                            10.9
Hong Kong                                                           2.7
Italy                                                               1.6
Japan                                                              16.0
Netherlands                                                         4.9
New Zealand                                                         0.8
Norway                                                             11.0
Spain                                                               4.9
Sweden                                                              2.4
Switzerland                                                         4.1
United Kingdom                                                     22.4
                                                              ---------
Total                                                             100.0%
                                                             ==========

                 Cheswold Lane International High Dividend Fund
                       Statement of Assets and Liabilities
                                December 31, 2006



ASSETS:
     Investments at value (cost $22,467,783)                                                                  $ 25,356,376
     Foreign currency (cost $35,962)                                                                                36,074
     Receivable for capital stock sold                                                                           1,000,000
     Interest and dividends receivable                                                                              23,643
     Prepaid expenses                                                                                               14,985
     Unrealized gain on foreign currency exchange contracts                                                          1,295
                                                                                                                ----------
           Total assets                                                                                         26,432,373
                                                                                                                ----------

LIABILITIES:
     Payable for investments purchased                                                                             549,827
     Investment advisor fees                                                                                         2,315
     Other accrued expenses                                                                                         52,458
                                                                                                                ----------
           Total liabilities                                                                                       604,600
                                                                                                                ----------

NET ASSETS                                                                                                    $ 25,827,773
                                                                                                               ===========


NET ASSETS CONSIST OF:
     Paid-in-capital                                                                                          $ 22,562,181
     Accumulated net investment income                                                                              50,403
     Accumulated net realized gain on investments and foreign
          currency transactions                                                                                    324,472
     Net unrealized appreciation on investments and foreign currency
          translations                                                                                           2,890,717

TOTAL NET ASSETS                                                                                              $ 25,827,773
                                                                                                               ===========



SHARES OUTSTANDING, (no par value, unlimited shares authorized)                                                  1,467,386

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE(a)                                                        $ 17.60
                                                                                                               ===========
  (a)A 2% redemption fee applies to shares sold within 90 days of purchase.

                 Cheswold Lane International High Dividend Fund
                             Statement of Operations
             For the period June 29, 2006* through December 31, 2006


INVESTMENT INCOME:
     Dividends (Net of $16,573 foreign tax withholding)                                                       $ 208,726
     Interest                                                                                                    19,023
                                                                                                           ------------
     Total investment income                                                                                    227,749
                                                                                                           ------------
EXPENSES:
     Investment advisory fees                                                                                    92,504
     Professional fees                                                                                           37,088
     Transfer agent fees and expenses                                                                            22,036
     Administrative and fund accounting fees                                                                     19,212
     Custody fees                                                                                                 9,570
     Trustees' fees                                                                                               8,584
     Insurance premiums                                                                                           8,333
     Federal and state registration fees                                                                          5,963
     Reports to shareholders                                                                                      4,897
     Miscellaneous expenses                                                                                      12,968
                                                                                                           ------------
     Total expenses before fee waivers and reimbursement                                                        221,155
     Fee waivers and expenses reimbursed                                                                       (102,707)
                                                                                                           ------------
           Net expenses                                                                                         118,448
                                                                                                           ------------
NET INVESTMENT INCOME                                                                                           109,301
                                                                                                           ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                                                                           516,708
     Net realized gain on foreign currency transactions                                                          10,607
     Change in unrealized appreciation on investments
           and foreign currency translations                                                                  2,890,717
                                                                                                           ------------
     Net realized and unrealized gain on investments                                                          3,418,032
                                                                                                           ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                                    $3,527,333
                                                                                                           ============

*    Commencement of Operations



See accompanying notes to financial statements.

                 Cheswold Lane International High Dividend Fund
                       Statement of Changes in Net Assets


                                                                                                                6/29/06*
                                                                                                                   to
                                                                                                                12/31/06
                                                                                                                --------

OPERATIONS:
      Net investment income                                                                                     $ 109,301
      Net realized gain on investments                                                                            516,708
      Net realized gain on foreign currency transactions                                                           10,607
      Change in unrealized appreciation on investments
            and foreign currency translations                                                                   2,890,717
                                                                                                            -------------
            Net increase in net assets resulting from operations                                                3,527,333
                                                                                                            -------------
DISTRIBUTIONS:
      From investment income ($0.05 per share)                                                                    (71,984)
      From capital gains ($0.15 per share)                                                                       (192,236)
                                                                                                            -------------
            Total distributions                                                                                  (264,220)
                                                                                                            -------------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from sale of shares                                                                             22,195,440
      Proceeds from reinvestment of distributions                                                                 264,220
                                                                                                            -------------
            Net increase from capital share transactions                                                       22,459,660
                                                                                                            -------------
TOTAL INCREASE IN NET ASSETS                                                                                   25,722,773

NET ASSETS:
      Beginning of period                                                                                         105,000
                                                                                                            -------------
      End of period                                                                                           $25,827,773
                                                                                                            =============
CAPITAL SHARE TRANSACTIONS IN SHARES:
      Shares sold                                                                                               1,445,365
      Shares reinvested                                                                                            15,021
                                                                                                            -------------
      Net increase                                                                                              1,460,386
                                                                                                            =============

*     Commencement of Operations.




See accompanying notes to financial statements.

                 Cheswold Lane International High Dividend Fund
                              Financial Highlights

                          For a Fund Share Outstanding
                             Throughout the Period.

                                                                                                           6/29/06*
                                                                                                                  to
                                                                                                               12/31/06
                                                                                                               --------
       Net asset value, beginning of period                                                                       $ 15.00
                                                                                                               ----------
       Income From Investment Operations:
            Net investment income                                                                                    0.09
            Net realized and unrealized gain on
               investments and foreign currency transactions                                                         2.71
                                                                                                               ----------
            Total from investment operations                                                                         2.80
                                                                                                               ----------
       Less Distributions:
            Dividends from net investment income                                                                    (0.05)
            Distribution from net realized gains                                                                    (0.15)
                                                                                                               ----------
            Total distributions                                                                                     (0.20)
                                                                                                               ----------
       Net asset value, end of period                                                                             $ 17.60
                                                                                                               ==========
       Total Return                                                                                                18.68% (1)

       Ratios/Supplemental Data:
            Net assets, end of period (in 000's)                                                                 $ 25,828
            Ratio of expenses to average net assets:
                  Net of waivers and reimbursements                                                                 1.15% (2)
                  Before waivers and reimbursements                                                                 2.16% (2)
            Ratio of net investment income to average net assets:
                  Net of waivers and reimbursements                                                                 1.07% (2)
                  Before waivers and reimbursements                                                                 0.06% (2)
            Portfolio turnover rate                                                                                   16% (1)


        *   Commencement on Operations.
       (1)  Not annualized.
       (2)  Annualized.

See accompanying notes to financial statements.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                December 31, 2006



Note 1.  Organization

     Cheswold Lane Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006. The only transaction occurring between the date of organization and commencement of operations was the sale and issuance on 7,000 shares at $15.00 per share of beneficial interest in the Fund to Cheswold Lane Asset Management, LLC (the "Adviser").

Note 2.  Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation - In determining the Fund's net asset value, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund's pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a "fair value" price will be determined in accordance with the Fund's pricing procedures. Securities other than those listed above will be priced in accordance with the Fund's Registration Statement and/or pricing procedures.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign investments, in the opinion of the Adviser, occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Adviser to be unreliable, these investments will be valued at their fair value. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund's foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE. The Fund uses a pricing service to assist in the determination of market value. If events occur following the close of foreign markets that materially affect the values of the Fund's foreign investments, the pricing service will assist the Fund in determining the fair market values of such foreign investments.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                December 31, 2006

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

     Federal Income Taxes - The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

     Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

     Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, semi-annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     Redemption Fees - Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

     Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                December 31, 2006


and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is currently required to be implemented in the Fund by June 29, 2007, and is to be applied to all open tax years as of the effective date. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

Note 3.  Investment Advisory Agreement

     The Fund has an investment advisory agreement with Cheswold Lane Asset Management, LLC (the "Adviser"). Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund's average net assets.

     For the period ended December 31, 2006, the Adviser voluntarily agreed to limit the total expenses of the Fund to an annual rate of 1.15% of the Fund's average net assets. The Advisor reimbursed the Fund $102,707 during the period ended December 31, 2006.



Note 4.  Purchases and Sales of Securities

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) from June 29, 2006 to December 31, 2006 were $23,614,099 and $3,219,059, respectively. There were no purchases or sales of U.S. government obligations.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                December 31, 2006



Note 5.  Federal Income Tax Information

     At December 31, 2006, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:




       Cost of investments                                                             $     22,467,841
                                                                                  =========================


       Unrealized appreciation                                                                3,128,023
       Unrealized depreciation
                                                                                               (237,364)
                                                                                  -------------------------

       Net unrealized appreciation on investments and                                  $      2,890,659
             foreign currency translations
                                                                                  =========================




     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


     As of December 31, 2006 the components of accumulated earnings on a tax basis were as follows:




       Undistributed ordinary income                                                    $         374,933
       Undistributed long-term gains                                                                    -
                                                                                  -------------------------
       Tax accumulated earnings
                                                                                                  374,933

       Accumulated capital and other losses                                                             -

       Unrealized appreciation on investments and foreign
              currency translations                                                             2,890,659

                                                                                  -------------------------

        Total accumulated earnings                                                      $       3,265,592
                                                                                  =========================




     The tax components of distributions paid during the period ended December 31, 2006 were as follows:



       Distributions paid from ordinary income                                          $         264,220

       Distributions paid from long-term capital gains                                                  -
                                                                                  -------------------------
                           Total Distributions                                          $         264,220
                                                                                  =========================




Note 6.    Reclassification of Permanent Differences


      Primarily as a result of differing book/tax treatment of foreign currency transactions and certain recorded expenses, on December 31, 2006, accumulated net investment income was increased by $13,086, paid-in capital was decreased by $2,479 and accumulated net realized gain on investments and foreign currency transactions was decreased by $10,607. This reclassification has no effect on the net assets of the Fund.

                 Cheswold Lane International High Dividend Fund
                          Notes to Financial Statements
                                December 31, 2006




Note 7.    Other

     Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund's net asset value to fluctuate, which, in turn, may cause the value of the Fund's shares to go up or down.

     The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc.(R) EAFE(R) Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the Schedule of Investments for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

     As of December 31, 2006, the Fund had a shareholder that held 80.6% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund.

[Logo]
Briggs Bunting & Dougherty, LLP
Certified Public Accountants

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cheswold Lane Funds
And the Shareholders of Cheswold Lane International High Dividend Fund

We have audited the accompanying statement of assets and liabilities of the Cheswold Lane International High Dividend Fund, a series of shares of Cheswold Lane Funds, including the schedule of investments, as of December 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period June 29, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cheswold Lane International High Dividend Fund as of December 31, 2006, the results of its operations, the changes in its net assets and financial highlights for the period June 29, 2006 through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.


                                           /s/ Briggs, Bunting & Dougherty, LLP

                                               BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
February 7, 2007

                 Cheswold Lane International High Dividend Fund
                                 Expense Example
               For the Period Ended December 31, 2006 (Unaudited)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006 (the "period").

Actual Expenses
     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid during the period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                          ------------------------ ------------------------- -------------------------------------
                                             Beginning account       Ending account value      Expenses paid during the period
                                            value July 1, 2006        December 31, 2006           ended December 31, 2006(1)
                                          ------------------------ ------------------------- -------------------------------------
Actual Example                                   $1,000.00                $1,144.80                         $6.22
Hypothetical Example, assuming a 5%
return before expenses                           1,000.00                  1,019.41                          5.85



(1) Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

                 Cheswold Lane International High Dividend Fund
                   Trustee and Officer Information (Unaudited)

----------------- ------------------- ---------------- ------------------------------------------ --------------- --------------
                                                                                                    Number of
                                                                                                  Portfolios in        Other
                                                                                                   Fund Complex     Directorships
Name, Address          Position(s)    Term of Office                                               Overseen by         Held
and Age as of         Held with the    and Length of     Principal Occupation(s) During Past 5      Trustee or          by
12/31/06                  Trust         Time Served                      Years                       Officer          Trustee
----------------- ------------------- ---------------- ------------------------------------------ --------------- --------------

--------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
--------------------------------------------------------------------------------------------------------------------------------

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------
Eric F. Scharpf *         Trustee,      Indefinite,       Managing Partner, Cheswold Lane Asset          1          None
Cheswold Lane Funds       President     since 2006       Management, LLC (the "Adviser"), since
100 Front Street           and CEO                                        2006;
W. Conshohocken, PA                                         Partner/Senior Portfolio Manager,
19428                                                  Chartwell Investment Partners (2004-2005);
                                                           Portfolio Manager/Research Analyst,
Age: 37                                                   Miller Anderson & Sherrerd (an asset
                                                             management company) (1997-2003)

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------

--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------
George E. Boudreau         Trustee      Indefinite,       Founder and Partner, the Pennsylvania          1          None
Cheswold Lane Funds                     since 2006                    Dental Group
100 Front Street
W. Conshohocken, PA 19428

Age: 60

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------
Paul Chi                   Trustee      Indefinite,             Senior Managing Director/                1          None
Cheswold Lane Funds                     since 2006               Senior Vice President,
100 Front Street                                                   PFPC Trust Company
W. Conshohocken, PA                                      (2002 to Present); Student, the Wharton
19428                                                   School of the University of Pennsylvania
                                                                     (2000 to 2002)
Age: 34

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------
Eugenie G. Logue           Trustee      Indefinite,                    Principal,                        1          None
Cheswold Lane Funds                     since 2006        Rosemont Investment Partners, LLC (a
100 Front Street                                                  private equity firm)
W. Conshohocken, PA                                                (2002 to Present);
19428                                                                  Associate,
                                                           SGI Capital (a private equity firm)
Age: 37                                                               (1999 - 2002)

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------
Stanley Koreyva            Trustee      Indefinite,     Senior Vice President and Chief Operating        1          None
Cheswold Lane Funds                     since 2006            Officer, Amboy National Bank
100 Front Street
W. Conshohocken, PA 19428

Age: 47

------------------------- ----------- ---------------- -------------------------------------------- ------------- --------------

*  Mr. Scharpf is an "Interested Trustee" of Cheswold Lane Funds, as defined in the Investment Company Act of 1940, because he is the Managing Partner of the Adviser.  Mr. Scharpf and Ms. Colleen Quinn Scharpf are married to each other.





The officers of the Trust not named above are:
------------------------------ ---------------- -------------- ---------------------------------------
                                  Position(s)
   Name, Address and Age         Held with the     Length of           Principal Occupation(s) During
      as of 12/31/06                 Trust        Time Served                   Past 5 Years
------------------------------ ---------------- -------------- ---------------------------------------
Matthew Taylor                  Executive Vice    Since 2006       Partner/Portfolio Manager, the
Cheswold Lane Funds               President,                            Adviser, since 2006;
100 Front Street                 Treasurer and                       Partner/Portfolio Manager,
W. Conshohocken, PA  19428      Chief Financial                    Chartwell Investment Partners
                                    Officer                                 (2004-2006);
Age:  34                                                        Portfolio Manager/Research Analyst,
                                                                Miller Anderson & Sherrerd (an asset
                                                                  management company) (2000-2003)
------------------------------ ------------------ ------------ ---------------------------------------
Colleen Quinn Scharpf            Secretary and    Since 2006     President, Chief Operating Officer
Cheswold Lane Funds            Chief Compliance                  and Chief Compliance Officer, the
100 Front Street                    Officer                             Adviser, since 2006;
W. Conshohocken, PA  19428                                            Director of Investments,
                                                               Board of Pensions of the Presbyterian
Age:  37                                                                  Church (U.S.A.)
                                                                            (2003-2006);
                                                                           Senior Member,
                                                                    Strategic Relationship Team,
                                                                         Putnam Investments
                                                                           (1996 - 2003)
------------------------------ ------------------ ------------ ---------------------------------------







The Statement of Additional Information contains additional information about Fund trustees and is available, without charge, upon request by calling 1-800-771-4701

                 Cheswold Lane International High Dividend Fund
                                Other Information
               For the Period Ended December 31, 2006 (Unaudited)

Other Tax Information

      For the period ended December 31, 2006, 32.29% of dividends paid from net investment income including short-term capital gains is designated as qualified dividend income.

      Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Cheswold Lane International High Dividend Fund designates $121,844 of income derived from foreign sources and $9,314 of foreign taxes paid for the period ended December 31, 2006.


Other Information

     A description of the Fund's portfolio security proxy voting policies and procedures and a record of the Fund's proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.



     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



















                   UMB Distribution Services, LLC, Distributor

                            803 West Michigan Street

                           Milwaukee, Wisconsin 53233

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer.

(b)  No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by this report.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by this report.

(e)  Not applicable.

(f)  (1) The Registrant's Code of Ethics is attached hereto as Exhibit 12(a)(1).
     (2) Not applicable.
     (3) Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Stanley J. Koreyva, Jr. qualifies as an "audit committee financial expert" as such term is defined in
Item 3 of Form N-CSR. Mr. Koreyva is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.
Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         Fiscal period ended December 31, 2006                $14,000

(b) Audit-Related Fees.
Aggregate fees billed for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

None

(c) Tax Fees.
Aggregate fees billed for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice, tax planning and review of tax filings.

Tax fees charged by the principal accountant relate to the reviewing of filings and financial statements.

         Fiscal period ended December 31, 2006                $2,000


(d) All Other Fees.
Aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

None.

(e)
            (1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

         (2) During the fiscal period ended December 31, 2006, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the Audit Committee.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the Registrant's principal accountant related to tax services rendered to the Registrant, and are set forth under paragraph (c) above.

During the fiscal period ended December 31, 2006, the principal accountant did not provide any non-audit services to the Registrant's investment adviser.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant's Nominating Committee recommends for nomination candidates for the Board, fills vacancies and considers the qualifications of Board members. The Nominating Committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit the appropriate information about the candidate to the Nominating Committee, c/o Cheswold Lane Funds, 100 Front Street, West Conshohocken, PA 19428.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act - Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:    /s/Eric F. Scharpf
          ---------------
          Eric F. Scharpf
          President and CEO

Date: March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Eric F. Scharpf
          ---------------
          Eric F. Scharpf
          President and CEO

Date: March 8, 2007

By:    /s/Matthew Taylor
          --------------
          Matthew Taylor
          Executive Vice President, Treasurer, and Chief Financial Officer

Date: March 8, 2007